Treasury Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2015		Nov. 30, 2015	Jan. 31, 2014	Apr. 30, 2010	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 27, 2015
Equity, Class of Treasury Stock [Line Items]
Expiration date of shares authorized to be repurchased under stock repurchase plan				Apr. 30, 2015
Purchase of treasury shares (in shares)	1,000	[1]	3,000,000			3,001,000	5,200,000	5,200,000	3,100,000
Stock repurchase value							$ 242.1	$ 165.3	$ 97.6
Repurchase of common stock, average cost per share	$ 49.80		$ 52.85			$ 52.85	$ 47.01	$ 31.79	$ 31.48
Treasury stock acquired as a result of share withholding for taxes							3,344	162,489
Value of treasury stock acquired as a result of share withholding for taxes							$ 0.2	$ 5.2
Maximum
Equity, Class of Treasury Stock [Line Items]
Shares authorized to be repurchased under stock repurchase plan				28,000,000	10,000,000					20,000,000
Time shares may be purchased					2 years

[1]	Consists of delivery of shares to TSYS on vesting of shares to pay taxes.